Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 2,305,012	$ 939,887
Net modification	$ 43,147	$ 71,629